Note 4 - Restatement and Revision of Financial Statements (Tables)	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Description of nature of accounting errors in prior periods [text block]
	As at Dec. 31, 2018		As at Dec. 31, 2018
	(As revised Note 4(b))	Adjustment	(Restated)
Trade and other receivables	$781,168	$(74,610)	$706,558
Current assets	$1,191,270	$(74,610)	$1,116,660
Total assets	$1,853,611	$(74,610)	$1,779,001
Deficit	$(1,162,156)	$(74,610)	$(1,236,767)
Total shareholders’ equity	$146,617	$(74,610)	$72,007
Total liabilities and shareholders’ equity	$1,853,611	$(74,610)	$1,779,001
	Three months		Three months	Nine months		Nine months
	ended		ended	ended		ended
	Dec. 31, 2018		Dec. 31, 2018	Dec. 31, 2018		Dec. 31, 2018
	(As revised Note 4(b))	Adjustment	(Restated)	(As revised Note 4(b))	Adjustment	(Restated)
Other operating expenses	$30,120	$74,610	$104,730	$89,771	$74,610	$164,381
Total expenses	$143,406	$74,610	$218,016	$424,539	$74,610	$499,149
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	$45,107	$(74,610)	$(29,503)	$90,845	$(74,610)	$16,235
Profit (loss) before income taxes	$17,937	$(74,610)	$(56,673)	$(30,563)	$(74,610)	$(105,173)
Profit (loss) for the period	$27,025	$(74,610)	$(47,585)	$(35,848)	$(74,610)	$(110,458)
Profit (loss) for the year attributable to:
Shareholders of Just Energy	$27,059	$(74,610)	$(47,551)	$(35,703)	$(74,610)	$(110,313)
Earnings (loss) per share available to shareholders
Basic	$0.17	$(0.50)	$(0.33)	$(0.28)	$(0.50)	$(0.78)
Diluted	$0.16	$(0.49)	$(0.33)	$(0.28)	$(0.50)	$(0.78)
	Three months		Three months	Nine months		Nine months
	ended		ended	ended		ended
	Dec. 31, 2018		Dec. 31, 2018	Dec. 31, 2018		Dec. 31, 2018
	(As revised Note 4(b))	Adjustment	(Restated)	(As revised Note 4(b))	Adjustment	(Restated)

Profit (loss) for the period	$27,025	$(74,610)	$(47,585)	$(35,848)	$(74,610)	$(110,458)
Total comprehensive income (loss) for the period, net of tax	$45,230	$(74,610)	$(29,380)	$(22,256)	$(74,610)	$(96,866)
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	$45,264	$(74,610)	$(29,346)	$(22,111)	$(74,610)	$(96,721)
	Three months		Three months	Nine months		Nine months
	ended		ended	ended		ended
	Dec. 31, 2018		Dec. 31, 2018	Dec. 31, 2018		Dec. 31, 2018
	(As revised Note 4(b))	Adjustment	(Restated)	(As revised Note 4(b))	Adjustment	(Restated)
Profit (loss) before income taxes	$17,937	$(74,610)	$(56,673)	$(30,563)	$(74,610)	$(105,173)
Net change in working capital balances	$(12,245)	$74,610	$62,365	$(128,967)	$74,610	$(54,357)
	As previously reported	Adjustment	As revised
Trade and other receivables	$786,852	$(5,684)	$781,168
Gas in storage	36,458	(9,470)	26,988
Other current assets	152,359	2,517	154,876
Trade and other payables	(754,296)	(6,363)	(760,659)
Deferred revenue	(76,862)	2,974	(73,888)
Income tax payable	(8,940)	1,818	(7,122)
Deficit	$(1,147,949)	$(14,207)	$(1,162,156)